ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual)				1 Months Ended			12 Months Ended
	Jun. 06, 2016 shares	Jan. 14, 2016 USD ($)	Jan. 14, 2016 CNY (¥)	Apr. 28, 2016 USD ($) $ / shares shares	Apr. 21, 2016 USD ($) $ / shares shares	Feb. 21, 2014 USD ($)	Dec. 31, 2016 USD ($)
Stock Issued During Period, Value, New Issues							$ 18,412,462
Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					293,880
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 11.86
Proceeds from Issuance Initial Public Offering						$ 6,700,000
Stock Repurchased During Period, Value					$ 1,116,744
Accelerated Share Repurchases, Final Price Paid Per Share | $ / shares					$ 3.80
Hangzhou Liaison Interactive Information Technology Co Ltd [Member]
Stock Issued During Period, Shares, New Issues | shares	620,414			11,111,111
Premium Percentage On Closing Price				35.00%
Shares Issued, Price Per Share | $ / shares				$ 1.80
Share Price | $ / shares				$ 1.33
Stock Issued During Period, Value, New Issues				$ 20,000,000
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable							$ 1,492,538
Beijing Dehaier Technology Co., Ltd [Member]
Business Acquisition, Percentage of Voting Interests Acquired		0.80%	0.80%
Business Combination, Consideration Transferred		$ 146,032	¥ 920,000